Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	HEARTLAND GROUP INC
Entity Central Index Key	0000809586
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000147928
Shareholder Report [Line Items]
Fund Name	HEARTLAND MID CAP VALUE FUND
Class Name	INSTITUTIONAL
Trading Symbol	HNMDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Heartland Mid Cap Value Fund - Institutional Class for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

You can find additional information about the Fund at https://www.heartlandadvisors.com/Strategies/Heartland-Mid-Cap-Value-Fund.  You can also request this information by contacting us at 800-432-7856 or by email at shareholderservices@heartlandfunds.com.

Additional Information Phone Number	800-432-7856
Additional Information Email	<a href="mailto:shareholderservices@heartlandfunds.com" style="box-sizing: border-box; color: rgb(0, 68, 106); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 400; grid-area: auto; line-height: 12px; margin: 0px; overflow: visible; text-align: left;">shareholderservices@heartlandfunds.com</a>
Additional Information Website	https://www.heartlandadvisors.com/Strategies/Heartland-Mid-Cap-Value-Fund
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Heartland Mid Cap Value Fund - Institutional	$43	0.85%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM THIS PERIOD?

In a market where sentiment bounced between speculation over artificial intelligence (AI) and circumspection about demand destruction, the Heartland Mid Cap Value Fund - Institutional Class lagged the Russell Midcap® Value Index over the first six months of the year.

WHAT FACTORS INFLUENCED PERFORMANCE?

The Fund's underperformance was driven, in part, by the negative selection effect across seven sectors, led by Financials, Energy, Industrials and Health Care. This was equally attributable to the stocks we owned as well as those we elected to avoid. Our strategy refused to chase speculative companies or overpay even for good businesses. Instead, we looked for discounted businesses with internal change agents that could help close the gap between current share prices and the intrinsic value of the company based on the successful execution of an improvement playbook.

PERFORMANCE

The Heartland Mid Cap Value Fund - Institutional Class returned 1.37% over the past six months, ending June 30, 2024. This compares to the 4.54% gain for the Russell Midcap® Value Index and 13.56% for the Russell 3000® Index.

Line Graph [Table Text Block]
	Institutional	Russell 3000® Index	Russell Midcap® Value Index
2014	$10,000	$10,000	$10,000
2014	$10,173	$10,242	$10,254
2015	$9,472	$10,291	$9,764
2016	$12,216	$11,602	$11,717
2017	$13,239	$14,053	$13,280
2018	$12,143	$13,317	$11,648
2019	$15,249	$17,447	$14,800
2020	$16,343	$21,092	$15,535
2021	$20,983	$26,504	$19,937
2022	$20,400	$21,414	$17,538
2023	$23,199	$26,972	$19,768
2024	$23,517	$30,629	$20,666

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Heartland Mid Cap Value Fund	1 Year	5 Year	Since Inception
Mid Cap Value Fund - Institutional Class	6.63%	10.66%	9.25%
Russell 3000® Index	23.13%	14.14%	12.28%
Russell Midcap® Value Index	11.98%	8.49%	7.80%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The inception date for the Mid Cap Value Fund - Institutional Class is 10/31/2014.

AssetsNet	$ 622,522,240
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 2,337,725
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$622,522,240 # of Portfolio Holdings51 Portfolio Turnover Rate (Institutional Class)35% Advisory Fees Paid$2,337,725
Holdings [Text Block]

SECTOR WEIGHTINGS

(% of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	0.2%
Consumer Discretionary	5.8%
Utilities	6.7%
Materials	7.9%
Information Technology	8.1%
Real Estate	8.6%
Energy	8.7%
Consumer Staples	9.5%
Financials	12.7%
Health Care	13.3%
Industrials	18.5%

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% of Net Assets)

Top 10	Top 10
Quest Diagnostics, Inc.	4.3%
Public Storage	4.0%
NOV, Inc.	3.7%
Centene Corp.	3.6%
Northern Trust Corp.	3.5%
Teledyne Technologies, Inc.	3.3%
FirstEnergy Corp.	3.1%
Essex Property Trust, Inc.	3.0%
Kimberly-Clark Corp.	2.8%
JB Hunt Transport Services, Inc.	2.8%

C000147929
Shareholder Report [Line Items]
Fund Name	HEARTLAND MID CAP VALUE FUND
Class Name	INVESTOR
Trading Symbol	HRMDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Heartland Mid Cap Value Fund - Investor Class for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

You can find additional information about the Fund at https://www.heartlandadvisors.com/Strategies/Heartland-Mid-Cap-Value-Fund.  You can also request this information by contacting us at 800-432-7856 or by email at shareholderservices@heartlandfunds.com.

Additional Information Phone Number	800-432-7856
Additional Information Email	<a href="mailto:shareholderservices@heartlandfunds.com" style="box-sizing: border-box; color: rgb(0, 68, 106); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 400; grid-area: auto; line-height: 12px; margin: 0px; overflow: visible; text-align: left;">shareholderservices@heartlandfunds.com</a>
Additional Information Website	https://www.heartlandadvisors.com/Strategies/Heartland-Mid-Cap-Value-Fund
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Heartland Mid Cap Value Fund - Investor	$55	1.10%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM THIS PERIOD?

In a market where sentiment bounced between speculation over artificial intelligence (AI) and circumspection about demand destruction, the Heartland Mid Cap Value Fund - Investor Class lagged the Russell Midcap® Value Index over the first six months of the year.

WHAT FACTORS INFLUENCED PERFORMANCE?

The Fund's underperformance was driven, in part, by the negative selection effect across seven sectors, led by Financials, Energy, Industrials and Health Care. This was equally attributable to the stocks we owned as well as those we elected to avoid. Our strategy refused to chase speculative companies or overpay even for good businesses. Instead, we looked for discounted businesses with internal change agents that could help close the gap between current share prices and the intrinsic value of the company based on the successful execution of an improvement playbook.

PERFORMANCE

The Heartland Mid Cap Value Fund - Investor Class returned 1.31% over the past six months, ending June 30, 2024. This compares to the 4.54% gain for the Russell Midcap® Value Index and 13.56% for the Russell 3000® Index.

Line Graph [Table Text Block]
	Investor	Russell 3000® Index	Russell Midcap® Value Index
2014	$10,000	$10,000	$10,000
2014	$10,161	$10,242	$10,254
2015	$9,442	$10,291	$9,764
2016	$12,149	$11,602	$11,717
2017	$13,133	$14,053	$13,280
2018	$12,007	$13,317	$11,648
2019	$15,045	$17,447	$14,800
2020	$16,088	$21,092	$15,535
2021	$20,613	$26,504	$19,937
2022	$19,992	$21,414	$17,538
2023	$22,664	$26,972	$19,768
2024	$22,960	$30,629	$20,666

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Heartland Mid Cap Value Fund	1 Year	5 Year	Since Inception
Mid Cap Value Fund - Investor Class	6.34%	10.40%	8.98%
Russell 3000® Index	23.13%	14.14%	12.28%
Russell Midcap® Value Index	11.98%	8.49%	7.80%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The inception date for the Mid Cap Value Fund - Investor Class is 10/31/2014.

AssetsNet	$ 622,522,240
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 2,337,725
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$622,522,240 # of Portfolio Holdings51 Portfolio Turnover Rate (Investor Class)35% Advisory Fees Paid$2,337,725
Holdings [Text Block]

SECTOR WEIGHTINGS

(% of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	0.2%
Consumer Discretionary	5.8%
Utilities	6.7%
Materials	7.9%
Information Technology	8.1%
Real Estate	8.6%
Energy	8.7%
Consumer Staples	9.5%
Financials	12.7%
Health Care	13.3%
Industrials	18.5%

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% of Net Assets)

Top 10	Top 10
Quest Diagnostics, Inc.	4.3%
Public Storage	4.0%
NOV, Inc.	3.7%
Centene Corp.	3.6%
Northern Trust Corp.	3.5%
Teledyne Technologies, Inc.	3.3%
FirstEnergy Corp.	3.1%
Essex Property Trust, Inc.	3.0%
Kimberly-Clark Corp.	2.8%
JB Hunt Transport Services, Inc.	2.8%

C000009765
Shareholder Report [Line Items]
Fund Name	HEARTLAND VALUE FUND
Class Name	INVESTOR
Trading Symbol	HRTVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Heartland Value Fund - Investor Class for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

You can find additional information about the Fund at https://www.heartlandadvisors.com/Strategies/Heartland-Value-Fund.  You can also request this information by contacting us at 800-432-7856 or by email at shareholderservices@heartlandfunds.com.

Additional Information Phone Number	800-432-7856
Additional Information Email	<a href="mailto:shareholderservices@heartlandfunds.com" style="box-sizing: border-box; color: rgb(0, 68, 106); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 400; grid-area: auto; line-height: 12px; margin: 0px; overflow: visible; text-align: left;">shareholderservices@heartlandfunds.com</a>
Additional Information Website	https://www.heartlandadvisors.com/Strategies/Heartland-Value-Fund
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Heartland Value Fund - Investor	$57	1.13%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM THIS PERIOD?

Though small value stocks continued to be overlooked this year, the Heartland Value Fund - Investor Class experienced positive performance in the first half of 2024. Security selection was the primary reason for the Fund's performance, helping the Fund outpace the Russell 2000® Value Index in most sectors, including Financials, Industrials, Consumer Staples and Information Technology.

WHAT FACTORS INFLUENCED PERFORMANCE?

Rather than joining in the speculation that drove large parts of the market, we stayed true to our 10 Principles of Value Investing,™ which focuses on well-managed, undervalued businesses with resilient balance sheets and sound business strategies - precisely the traits we believe are being targeted for acquisition. Among our holdings, Canadian Western Bank (CWB), which we initially purchased in 2021 at a cost of around $22 (USD) a share, agreed to be bought last month by National Bank of Canada. The stock was trading at more than $30 a share at the end of June. Another holding, Primo Water (PRMW), agreed to merge with Poland Spring-owner BlueTriton and was one of our top performers in the first half of the year.

PERFORMANCE

The Heartland Value Fund - Investor Class returned 3.29% over the past six months, ending June 30, 2024. This compares to the 0.85% loss for the Russell 2000® Value Index and the 13.56% gain for the Russell 3000® Index.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Investor	Russell 3000® Index	Russell 2000® Value Index
2014	$10,000	$10,000	$10,000
2014	$9,435	$10,525	$10,001
2015	$8,394	$10,576	$9,254
2016	$9,763	$11,922	$12,192
2017	$10,585	$14,442	$13,148
2018	$9,299	$13,685	$11,456
2019	$10,969	$17,929	$14,022
2020	$12,410	$21,675	$14,672
2021	$15,116	$27,236	$18,819
2022	$13,605	$22,005	$16,094
2023	$15,936	$27,717	$18,451
2024	$16,460	$31,475	$18,294

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Heartland Value Fund	1 Year	5 Year	10 Year
Value Fund - Investor Class	14.17%	9.24%	5.11%
Russell 3000® Index	23.13%	14.14%	12.15%
Russell 2000® Value Index	10.90%	7.07%	6.23%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 706,344,718
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 2,620,532
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$706,344,718 # of Portfolio Holdings90 Portfolio Turnover Rate (Investor Class)17% Advisory Fees Paid$2,620,532
Holdings [Text Block]

SECTOR WEIGHTINGS

(% of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	1.5%
Utilities	2.8%
Consumer Staples	3.2%
Information Technology	5.2%
Health Care	6.4%
Energy	7.8%
Materials	8.2%
Real Estate	8.5%
Consumer Discretionary	10.2%
Industrials	17.6%
Financials	28.6%

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% of Net Assets)

Top 10	Top 10
Silicon Motion Technology Corp.	2.9%
Canadian Western Bank	2.7%
Lincoln Educational Services Corp.	2.7%
Barrett Business Services, Inc.	2.4%
Viper Energy, Inc.	2.4%
Texas Capital Bancshares, Inc.	2.4%
National Storage Affiliates Trust	2.3%
Radian Group, Inc.	2.3%
Capital City Bank Group, Inc.	2.2%
Chart Industries, Inc.	2.0%

C000063871
Shareholder Report [Line Items]
Fund Name	HEARTLAND VALUE FUND
Class Name	INSTITUTIONAL
Trading Symbol	HNTVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Heartland Value Fund - Institutional Class for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

You can find additional information about the Fund at https://www.heartlandadvisors.com/Strategies/Heartland-Value-Fund.  You can also request this information by contacting us at 800-432-7856 or by email at shareholderservices@heartlandfunds.com.

Additional Information Phone Number	800-432-7856
Additional Information Email	<a href="mailto:shareholderservices@heartlandfunds.com" style="box-sizing: border-box; color: rgb(0, 68, 106); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 400; grid-area: auto; line-height: 12px; margin: 0px; overflow: visible; text-align: left;">shareholderservices@heartlandfunds.com</a>
Additional Information Website	https://www.heartlandadvisors.com/Strategies/Heartland-Value-Fund
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Heartland Value Fund - Institutional	$46	0.91%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM THIS PERIOD?

Though small value stocks continued to be overlooked this year, the Heartland Value Fund - Institutional Class experienced positive performance in the first half of 2024. Security selection was the primary reason for the Fund's performance, helping the Fund outpace the Russell 2000® Value Index in most sectors, including Financials, Industrials, Consumer Staples and Information Technology.

WHAT FACTORS INFLUENCED PERFORMANCE?

Rather than joining in the speculation that drove large parts of the market, we stayed true to our 10 Principles of Value Investing,™ which focuses on well-managed, undervalued businesses with resilient balance sheets and sound business strategies - precisely the traits we believe are being targeted for acquisition. Among our holdings, Canadian Western Bank (CWB), which we initially purchased in 2021 at a cost of around $22 (USD) a share, agreed to be bought last month by National Bank of Canada. The stock was trading at more than $30 a share at the end of June. Another holding, Primo Water (PRMW), agreed to merge with Poland Spring-owner BlueTriton and was one of our top performers in the first half of the year.

PERFORMANCE

The Heartland Value Fund - Institutional Class returned 3.42% over the past six months, ending June 30, 2024. This compares to the 0.85% loss for the Russell 2000® Value Index and the 13.56% gain for the Russell 3000® Index.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Institutional	Russell 3000® Index	Russell 2000® Value Index
2014	$10,000	$10,000	$10,000
2014	$9,440	$10,525	$10,001
2015	$8,411	$10,576	$9,254
2016	$9,801	$11,922	$12,192
2017	$10,642	$14,442	$13,148
2018	$9,367	$13,685	$11,456
2019	$11,066	$17,929	$14,022
2020	$12,538	$21,675	$14,672
2021	$15,292	$27,236	$18,819
2022	$13,777	$22,005	$16,094
2023	$16,161	$27,717	$18,451
2024	$16,714	$31,475	$18,294

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Heartland Value Fund	1 Year	5 Year	10 Year
Value Fund - Institutional Class	14.39%	9.39%	5.27%
Russell 3000® Index	23.13%	14.14%	12.15%
Russell 2000® Value Index	10.90%	7.07%	6.23%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 706,344,718
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 2,620,532
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$706,344,718 # of Portfolio Holdings90 Portfolio Turnover Rate (Institutional Class)17% Advisory Fees Paid$2,620,532
Holdings [Text Block]

SECTOR WEIGHTINGS

(% of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	1.5%
Utilities	2.8%
Consumer Staples	3.2%
Information Technology	5.2%
Health Care	6.4%
Energy	7.8%
Materials	8.2%
Real Estate	8.5%
Consumer Discretionary	10.2%
Industrials	17.6%
Financials	28.6%

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% of Net Assets)

Top 10	Top 10
Silicon Motion Technology Corp.	2.9%
Canadian Western Bank	2.7%
Lincoln Educational Services Corp.	2.7%
Barrett Business Services, Inc.	2.4%
Viper Energy, Inc.	2.4%
Texas Capital Bancshares, Inc.	2.4%
National Storage Affiliates Trust	2.3%
Radian Group, Inc.	2.3%
Capital City Bank Group, Inc.	2.2%
Chart Industries, Inc.	2.0%

C000009766
Shareholder Report [Line Items]
Fund Name	HEARTLAND VALUE PLUS FUND
Class Name	INVESTOR
Trading Symbol	HRVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Heartland Value Plus Fund - Investor Class for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

You can find additional information about the Fund at https://www.heartlandadvisors.com/Strategies/Heartland-Value-Plus-Fund.  You can also request this information by contacting us at 800-432-7856 or by email at shareholderservices@heartlandfunds.com.

Additional Information Phone Number	800-432-7856
Additional Information Email	<a href="mailto:shareholderservices@heartlandfunds.com" style="box-sizing: border-box; color: rgb(0, 68, 106); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 400; grid-area: auto; line-height: 12px; margin: 0px; overflow: visible; text-align: left;">shareholderservices@heartlandfunds.com</a>
Additional Information Website	https://www.heartlandadvisors.com/Strategies/Heartland-Value-Plus-Fund
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Heartland Value Plus Fund - Investor	$58	1.21%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM THIS PERIOD?

This has been a challenging year for small-cap investors, including the Heartland Value Plus Fund -Investor Class. Stock selection, particularly in the Energy, Communications Services, and Health Care sectors, contributed to our underperformance relative to the Russell 2000® Value Index through the first six months of 2024, ending on June 30.

WHAT FACTORS INFLUENCED PERFORMANCE?

We initiated positions in several new holdings while exiting or reducing our exposure in a handful of others. Our portfolio has been well represented by secular winners that exhibit defensive attributes. We tried to balance this by adding exposure to higher-quality companies with more cyclical characteristics trading at trough multiples but that could soon see an uptick in earnings. These "green shoots" are companies like Kennametal (KMT), a manufacturer of industrial cutting tools that has seen EBITDA contract in 5 of the last 7 quarters. The company has taken out $200 million in structural costs as part of an extensive restructuring.

PERFORMANCE

The Heartland Value Plus Fund - Investor Class fell 5.94% over the past six months, ending June 30, 2024. This compares to the 0.85% loss for the Russell 2000® Value Index and the 13.56% gain for the Russell 3000® Index.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Investor	Russell 3000® Index	Russell 2000® Value Index
2014	$10,000	$10,000	$10,000
2014	$9,238	$10,525	$10,001
2015	$7,629	$10,576	$9,254
2016	$9,671	$11,922	$12,192
2017	$10,620	$14,442	$13,148
2018	$9,226	$13,685	$11,456
2019	$11,626	$17,929	$14,022
2020	$13,095	$21,675	$14,672
2021	$16,349	$27,236	$18,819
2022	$15,539	$22,005	$16,094
2023	$15,823	$27,717	$18,451
2024	$14,883	$31,475	$18,294

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Heartland Value Plus Fund	1 Year	5 Year	10 Year
Value Plus Fund - Investor Class	- 4.48%	6.44%	4.06%
Russell 3000® Index	23.13%	14.14%	12.15%
Russell 2000® Value Index	10.90%	7.07%	6.23%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 291,682,976
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 1,158,671
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$291,682,976 # of Portfolio Holdings40 Portfolio Turnover Rate (Investor Class)38% Advisory Fees Paid$1,158,671
Holdings [Text Block]

SECTOR WEIGHTINGS

(% of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	0.3%
Consumer Staples	1.9%
Utilities	3.0%
Materials	5.1%
Energy	7.9%
Information Technology	8.1%
Health Care	8.2%
Consumer Discretionary	9.5%
Real Estate	10.2%
Industrials	18.9%
Financials	26.9%

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% of Net Assets)

Top 10	Top 10
Mohawk Industries, Inc.	5.1%
Murphy Oil Corp.	4.9%
PotlatchDeltic Corp.	4.7%
Seacoast Banking Corp. of Florida	4.5%
Artisan Partners Asset Management, Inc.	4.2%
FB Financial Corp.	4.2%
Glacier Bancorp, Inc.	4.0%
The Hanover Insurance Group, Inc.	3.9%
Haemonetics Corp.	3.3%
Park Aerospace Corp.	3.2%

C000063872
Shareholder Report [Line Items]
Fund Name	HEARTLAND VALUE PLUS FUND
Class Name	INSTITUTIONAL
Trading Symbol	HNVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Heartland Value Plus Fund - Institutional Class for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

You can find additional information about the Fund at https://www.heartlandadvisors.com/Strategies/Heartland-Value-Plus-Fund.  You can also request this information by contacting us at 800-432-7856 or by email at shareholderservices@heartlandfunds.com.

Additional Information Phone Number	800-432-7856
Additional Information Email	<a href="mailto:shareholderservices@heartlandfunds.com" style="box-sizing: border-box; color: rgb(0, 68, 106); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 400; grid-area: auto; line-height: 12px; margin: 0px; overflow: visible; text-align: left;">shareholderservices@heartlandfunds.com</a>
Additional Information Website	https://www.heartlandadvisors.com/Strategies/Heartland-Value-Plus-Fund
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Heartland Value Plus Fund - Institutional	$46	0.96%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM THIS PERIOD?

This has been a challenging year for small-cap investors, including the Heartland Value Plus Fund -Institutional Class. Stock selection, particularly in the Energy, Communications Services, and Health Care sectors, contributed to our underperformance relative to the Russell 2000® Value Index through the first six months of 2024, ending on June 30.

WHAT FACTORS INFLUENCED PERFORMANCE?

We initiated positions in several new holdings while exiting or reducing our exposure in a handful of others. Our portfolio has been well represented by secular winners that exhibit defensive attributes. We tried to balance this by adding exposure to higher-quality companies with more cyclical characteristics trading at trough multiples but that could soon see an uptick in earnings. These "green shoots" are companies like Kennametal (KMT), a manufacturer of industrial cutting tools that has seen EBITDA contract in 5 of the last 7 quarters. The company has taken out $200 million in structural costs as part of an extensive restructuring.

PERFORMANCE

The Heartland Value Plus Fund - Institutional Class fell 5.83% over the past six months, ending June 30, 2024. This compares to the 0.85% loss for the Russell 2000® Value Index and the 13.56% gain for the Russell 3000® Index.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Institutional	Russell 3000® Index	Russell 2000® Value Index
2014	$10,000	$10,000	$10,000
2014	$9,251	$10,525	$10,001
2015	$7,660	$10,576	$9,254
2016	$9,720	$11,922	$12,192
2017	$10,699	$14,442	$13,148
2018	$9,313	$13,685	$11,456
2019	$11,762	$17,929	$14,022
2020	$13,282	$21,675	$14,672
2021	$16,618	$27,236	$18,819
2022	$15,828	$22,005	$16,094
2023	$16,163	$27,717	$18,451
2024	$15,221	$31,475	$18,294

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Heartland Value Plus Fund	1 Year	5 Year	10 Year
Value Plus Fund - Institutional Class	- 4.23%	6.69%	4.29%
Russell 3000® Index	23.13%	14.14%	12.15%
Russell 2000® Value Index	10.90%	7.07%	6.23%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 291,682,976
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 1,158,671
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$291,682,976 # of Portfolio Holdings40 Portfolio Turnover Rate (Institutional Class)38% Advisory Fees Paid$1,158,671
Holdings [Text Block]

SECTOR WEIGHTINGS

(% of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	0.3%
Consumer Staples	1.9%
Utilities	3.0%
Materials	5.1%
Energy	7.9%
Information Technology	8.1%
Health Care	8.2%
Consumer Discretionary	9.5%
Real Estate	10.2%
Industrials	18.9%
Financials	26.9%

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% of Net Assets)

Top 10	Top 10
Mohawk Industries, Inc.	5.1%
Murphy Oil Corp.	4.9%
PotlatchDeltic Corp.	4.7%
Seacoast Banking Corp. of Florida	4.5%
Artisan Partners Asset Management, Inc.	4.2%
FB Financial Corp.	4.2%
Glacier Bancorp, Inc.	4.0%
The Hanover Insurance Group, Inc.	3.9%
Haemonetics Corp.	3.3%
Park Aerospace Corp.	3.2%